PARTNERSHIP CAPITAL - Additional Information (Details)						1 Months Ended			2 Months Ended	12 Months Ended
		Feb. 25, 2022 shares	Jan. 21, 2022 USD ($)	Jan. 21, 2021 USD ($) $ / shares shares	Sep. 21, 2020 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Jul. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) day $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Nov. 01, 2021 $ / shares shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Mar. 31, 2020 shares
Schedule of Partnership Units [Line Items]
Shares issued, price per share (usd per share) | $ / shares																$ 62.70
Partnership units issued, net of costs and repurchases										$ 1,073,000,000		$ 9,000,000		$ 781,000,000
Share issue related cost						$ 6,000,000
Repurchased and cancelled														$ 29,000,000
Volume weighted average of trading price, number of trading days | day										5
Basic earnings (loss) per share (in dollars per unit) | $ / shares	[1]									$ 1.74		$ 0.35		$ 0.06
Diluted earnings (loss) per share (in dollars per unit) | $ / shares	[1]									$ 1.74		$ 0.35		$ 0.06
Exchangeable shares issued as a result of special distribution | shares																2,100,000	8,100,000	17,900,000		46,300,000
Exchange ratio																			1	1
Issuance of BIPC exchangeable shares						$ 134,000,000	$ 502,000,000		$ 1,140,000,000			$ 0	[2],[3]
Unit issuance										$ 2,974,000,000	[4]	$ 9,000,000	[3]	$ 809,000,000
BIP Bermuda Holdings I Limited
Schedule of Partnership Units [Line Items]
Proceeds from issue of subordinated liabilities			$ 300,000,000
Annual rate			5.125%
Preferred Unitholders Capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										8,000,000.0		8,000,000.0		0
Repurchased and cancelled														$ 1,000,000
Unit issuance										$ 194,000,000		$ 195,000,000		$ 0
Repurchased and cancelled (in shares) | shares										10,000,000.0		0		0
Repurchased and cancelled										$ (186,000,000)		$ 0		$ (1,000,000)
Preferred Unitholders Capital | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares		12,000,000
Shares issued, price per share (usd per share) | $ / shares															$ 25
Preferred Unitholders Capital | Series 5 Preferred Units
Schedule of Partnership Units [Line Items]
Losses on redemption										20,000,000
Repurchased and cancelled (in shares) | shares												0		100,000
Repurchased and cancelled										(206,000,000)				$ (1,000,000)
Preferred Unitholders Capital | Series 14 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares				8,000,000
Shares issued, price per share (usd per share) | $ / shares				$ 25
Partnership units issued, net of costs and repurchases				$ 200,000,000
Quarterly fixed distribution rate				5.00%
Underwriting related cost				$ 6,000,000
Preferred Unitholders Capital | Series 13 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares					8,000,000
Shares issued, price per share (usd per share) | $ / shares					$ 25
Partnership units issued, net of costs and repurchases					$ 200,000,000
Quarterly fixed distribution rate					5.125%
Underwriting related cost					$ 5,000,000
Special General Partner
Schedule of Partnership Units [Line Items]
Partnership distributions										$ 206,000,000		$ 183,000,000		$ 158,000,000
Special General Partner | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										0		0		0
Repurchased and cancelled (in shares) | shares										0		0		0
Repurchased and cancelled										$ 0		$ 0		$ 0
Weighted average number of shares outstanding | shares										1,600,000		1,600,000		1,600,000
Unit issuance										$ 0		$ 0		$ 0
Non-controlling Interest - Redeemable Partnership Units
Schedule of Partnership Units [Line Items]
Increase in equity								$ 8,000,000
Issuance of BIPC exchangeable shares	[2],[3]											$ (183,000,000)
Unit issuance										$ 400,000,000	[4]			$ 250,000,000
Non-controlling Interest - Redeemable Partnership Units | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares						7,100,000		6,100,000				0		6,100,000
Partnership units issued, net of costs and repurchases								$ 250,000,000
Weighted average number of shares outstanding | shares										122,800,000		121,900,000		118,600,000
Unit issuance						$ 400,000,000				$ 400,000,000	[4]	$ 0		$ 250,000,000
Non-controlling Interest - Redeemable Partnership Units | Partners' capital | Holding LP
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares) | shares										129,000,000
Limited Partners
Schedule of Partnership Units [Line Items]
Repurchased and cancelled														28,000,000
Issuance of BIPC exchangeable shares	[2],[3]											(441,000,000)
Unit issuance										$ 545,000,000	[4]	$ 9,000,000	[3]	$ 559,000,000
Limited Partners | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares						9,500,000		13,500,000		9,700,000		200,000		13,800,000
Shares issued, price per share (usd per share) | $ / shares								$ 42.50								$ 58.65
Partnership units issued, net of costs and repurchases						$ 556,000,000		$ 575,000,000
Share issue related cost						$ 23,000,000		$ 24,000,000
Repurchased and cancelled (in shares) | shares										0		100,000		800,000
Repurchased and cancelled										$ 0		$ 100,000		$ 28,000,000
Share repurchase related cost										$ 0		$ 1,000,000		$ 1,000,000
Dividend reinvestment plan, unit issued (in shares) | shares										200,000		1,000,000		1,000,000
Dividend reinvestment plan, proceeds										$ 12,000,000		$ 9,000,000		$ 8,000,000
Weighted average number of shares outstanding | shares										296,700,000		294,700,000		285,600,000
Unit issuance										$ 545,000,000	[4]	$ 9,000,000	[3]	$ 559,000,000
Non-controlling Interest - Exchange LP Units, equity | Partners' capital
Schedule of Partnership Units [Line Items]
BIPC exchangeable LP converted to BIPC exchangeable (in shares) | $ / shares										$ 400,000		$ 0		$ 0
Issued for cash (in shares) | shares										0		100,000		0
Unit issuance										$ 259,000,000		$ 0		$ 0
Exchange LP conversion (in shares) | shares										100,000		300,000		3,200,000
Exchange LP unit conversion, value										$ 2,000,000		$ 3,000,000		$ 53,000,000
Non-controlling interest— BIPC exchangeable shares | Partners' capital
Schedule of Partnership Units [Line Items]
Issued for cash (in shares) | shares										2,100,000		0		0
Units converted to Class A shares of BIPC (in shares) | shares										100,000		1,400,000		0
Units converted to exchangeable shares, value										$ (1,000,000)		$ (19,000,000)		$ 0
Unit issuance										$ 1,770,000,000		$ 0		$ 0
Incentive Distribution, $0.1827 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.1827
Distribution rights entitle as percent, threshold										15.00%
Incentive Distribution, $0.198 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares										$ 0.198
Distribution rights entitle as percent, threshold										25.00%
Incentive Distribution, $0.203 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares												$ 0.203
Incentive Distribution, $0.22 Threshold | Special General Partner | Holding LP | Holding LP’s units (other than Holding LP Class A Preferred Units)
Schedule of Partnership Units [Line Items]
Distributions threshold, per quarter, per share | $ / shares												$ 0.22

[1]	Basic and diluted income per limited partner unit for the years ended December 31, 2020, and 2019 have been restated to reflect the impact of the special distribution on March 31, 2020. Refer to Note 1, Organization and Description of the Business, for further details.
[2]	Refer to Note 1, Organization and Description of the Business.
[3]	Refer to Note 27, Partnership Capital.
[4]	Refer to Note 27, Partnership Capital.